Income Taxes	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company’s income tax provision of $3.0 million and income tax benefit of $52.5 million for the three months ended March 31, 2015 and 2014, respectively, included tax benefits related to the remeasurement of foreign income tax accounts of $0.2 million and $1.4 million, respectively. The Company's effective tax rate before remeasurement for the three months ended March 31, 2015 is based on the Company’s estimated full year effective tax rate, comprised of expected statutory tax expense more than offset by reductions from percentage depletion, foreign rate differential and changes in valuation allowance.